Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Schedule of carrying values of joint ventures

	31 December	31 December
a) Joint Ventures	2024	2023
Sofra	-	17,826
b) Associates
TOGG	5,294,025	8,456,656

Schedule of carrying value of associates

	31 December	31 December
a) Joint Ventures	2024	2023
Sofra	-	17,826
b) Associates
TOGG	5,294,025	8,456,656

Schedule of movement in joint ventures and associates

	31 December	31 December
	2024	2023
Opening balance	8,474,482	5,487,963
Shares of profit / (loss)	(3,162,643)	2,202,029
Transfer from equity pickup to subsidiary	(17,882)	-
Contribution to capital increase	68	784,490
Closing balance	5,294,025	8,474,482